PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2019 and December 31, 2018 consists of the following:

	June 30,	December 31,
	2019	2018

Machinery, equipment and tooling	$909,556	$943,326
Computer equipment	16,675	16,675
Leasehold improvements	19,971	14,703
Total property and equipment	946,203	974,704
Less accumulated depreciation and amortization	(312,696)	(261,839)
Net property and equipment	$633,507	$712,866

Fixed assets, net of accumulated depreciation, were $633,507 and $712,866 as of June 30, 2019 and December 31, 2018, respectively. Accumulated depreciation was $312,696 and $261,839 as of June 30, 2019 and December 31, 2018, respectively. Total depreciation expense was $50,857 and $30,553 for the six months ended June 30, 2019 and December 31, 2018, respectively. All equipment is used for manufacturing, selling, general and administrative purposes and accordingly all depreciation is classified in cost of goods sold, selling, general and administrative expenses.

On October 3, 2017, the Company closed the acquisition of 51% of the Purchased Assets from David Reichwein, a Pennsylvania resident, GIP International Ltd, a Hong Kong corporation and DPR International LLC, a Pennsylvania limited liability corporation. The Purchased Assets include intellectual property, copy rights and trademarks related to reflective tiles and flooring.

The Company did not acquire business, customer list or employees.

The Company acquired its 51% interest in the Purchased Assets for $400,000. The Company funded equipment and rent of an office lease. On February 16, 2018, the Company purchased the remaining 49% of the Purchased Assets in exchange for a one-time payment of $250,000. As of December 31, 2018, the Company had recorded investment in purchased assets of $552,689.

On October 15, 2018, the Company acquired 51% of EZ-CLONE Enterprises, Inc. and acquired $244,203 of net property and equipment.

During the year ended December 31, 2018, the Company retired fully depreciated assets of $358,156.

Property and equipment as of December 31, 2018 and 2017 consists of the following:

	December 31,	December 31,
	2018	2017

Machinery, equipment and tooling	$943,326	$365,861
Furniture and fixtures	-	49,787
Computer equipment	16,675	52,304
Leasehold improvements	14,703	56,965
Total property and equipment	974,704	524,917
Less accumulated depreciation and amortization	(261,839)	(222,228)
Net property and equipment	$712,866	$302,689

Fixed assets, net of accumulated depreciation, were $712,866 and $302,689 as of December 31, 2018 and 2017, respectively. Accumulated depreciation was $261,839 and $222,228 as of December 31, 2018 and 2017, respectively. Total depreciation expense was $80,125 and $1,890 for the years ended December 31, 2018 and 2017, respectively. All equipment is used for manufacturing, selling, general and administrative purposes and accordingly all depreciation is classified in cost of goods sold, selling, general and administrative expenses. The Company began depreciation on the purchased machine January 1, 2018 when significant operations began.

On October 3, 2017, the Company closed the acquisition of 51% of the Purchased Assets from David Reichwein, a Pennsylvania resident, GIP International Ltd, a Hong Kong corporation and DPR International LLC, a Pennsylvania limited liability corporation. The Purchased Assets include intellectual property, copy rights and trademarks related to reflective tiles and flooring.

The Company did not acquire business, customer list or employees.

The Company acquired its 51% interest in the Purchased Assets for $400,000. The Company funded equipment and rent of an office lease. On February 16, 2018, the Company purchased the remaining 49% of the Purchased Assets in exchange for a one-time payment of $250,000. As of December 31, 2018, the Company had recorded investment in purchased assets of $552,689.

On October 15, 2018, the Company acquired 51% of EZ-Clone Enterprises, Inc. and acquired $244,203 of net property and equipment.

During the year ended December 31, 2018, the Company retired fully depreciated assets of $358,156.